Organization and Principal Activities	6 Months Ended
Sep. 30, 2024
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

(a)	Principal activities

CCSC Technology International Holdings Limited (“CCSC Cayman” or the “Company”), through its direct wholly-owned subsidiaries, is principally engaged in the manufacturing and sale of interconnect products, including connectors, cables and wire harnesses. The majority of the Company’s products are sold in Europe and Asia. The Company produces both OEM (“original equipment manufacturer”) and ODM (“original design manufacture”) interconnect products for manufacturing companies that produce end products, as well as for electronic manufacturing services (“EMS”) companies, who procure and assemble products on behalf of such companies.

(b)	Organization

CCSC Cayman was incorporated as an ultimate holding company in the Cayman Islands on October 19, 2021.

CCSC Cayman owns 100% equity interests in CCSC Group Limited (“CCSC Group”), a limited liability company established as an investment holding company under the laws of the British Virgin Islands (“BVI”) on October 19, 2021.

CCSC Cayman and CCSC Group are currently not engaged in any active business operations and are merely acting as holding companies.

CCSC Technology Doo Beograd (“CCSC Technology Serbia”), a wholly-owned subsidiary of CCSC Group, was incorporated on February 27, 2024 in Republic of Serbia (“Serbia”).

CCSC Technology Group Limited (“CCSC Technology Group”), a wholly-owned subsidiary of CCSC Group, was incorporated on December 31, 1992 in Hong Kong, China under its former name, Leoco (H.K.) Limited, which was subsequently changed to its current name on December 5, 2019.

CCSC Technology Group has three direct wholly-owned subsidiaries in the PRC and the Netherlands as follows:

●	Dongguan CCSC Interconnect Electronic Technology Limited. (“CCSC Interconnect DG”), a company incorporated on June 28, 1993 in Dongguan, China;

●	CCSC Interconnect Technology Limited (“CCSC Interconnect HK”), a company incorporated on July 3, 2007 in Hong Kong, China; and

●	CCSC Interconnect Technology Europe B.V. (“CCSC Interconnect NL”), a company incorporated on March 14, 2016 in the Netherlands.

A reorganization of the Company’s legal structure (“Reorganization”) was completed on March 17, 2022. Prior to the Reorganization described below, CCSC Technology Group was controlled by several individual shareholders. The Reorganization involved the incorporation of CCSC Cayman and CCSC Group and the transfer of the 100% interest of CCSC Technology Group from its individual shareholders to CCSC Group. As a result of this Reorganization, CCSC Group, CCSC Technology Group and its subsidiaries became wholly-owned subsidiaries of the Company.

Upon the completion of the above Reorganization, the Company became the ultimate holding company of all other entities mentioned above. The Company is effectively controlled by the same group of controlling shareholders before and after the Reorganization; therefore, the Reorganization is considered as a recapitalization of these entities under common control. The consolidation of the Company and its subsidiaries was accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying unaudited condensed consolidated financial statements. Results of operations for the period presented comprise those of the previous separate entries combined from the beginning of the period to the end of the period, eliminating the effects of intra-entity transactions.

The unaudited condensed consolidated financial statements of the Company include the following entities:

Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Major business activities
CCSC Cayman	October 19, 2021	Cayman Islands	Parent	Investment holding
CCSC Group	October 19, 2021	BVI	100%	Investment holding
CCSC Technology Group	December 31, 1992	Hong Kong	100%	Sale of interconnect products
CCSC Interconnect HK	July 3, 2007	Hong Kong	100%	Sale of interconnect products
CCSC Interconnect DG	June 28, 1993	Mainland China	100%	Manufacturing of interconnect products
CCSC Interconnect NL	March 14, 2016	Netherlands	100%	Purchase of components
CCSC Technology Serbia	February 27, 2024	Serbia	100%	Manufacture of other electrical equipment